Label	Element	Value
Risk Return Detail Data [Abstract]	hfnst_RiskReturnDetailDataAbstract
Registrant Name	dei_EntityRegistrantName	Hartford Funds NextShares Trust
Prospectus Date	rr_ProspectusDate	Dec. 04, 2017
Document Creation Date	dei_DocumentCreationDate	Mar. 01, 2018